Financial Risk Management - Commodity Price Sensitivity (Details) R in Millions		12 Months Ended
	Jun. 30, 2026 $ / Tonne $ / Ounce	Jun. 30, 2026 ZAR (R) $ / Ounce $ / t	Jun. 30, 2025 ZAR (R) $ / Ounce
Disclosure of nature and extent of risks arising from financial instruments [line items]
Copper Spot Price | $ / Tonne	13,279
Silver Spot Price | $ / Ounce	58.26
– 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)		30.00%
Between one to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)		20.00%
Due between two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)		10.00%
Not Later Than Two Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of silver production hedged (as a percent)		50.00%
Maximum Copper Production Hedged, Percent		20.00%
Not Later Than Five Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Uranium Production Hedged, Percent		50.00%
Cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold Spot Price | $ / Ounce		5,399	3,432
Copper Spot Price | $ / t		14,083
Silver Spot Price | $ / Ounce		116.58	37.25
Floor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold Spot Price | $ / Ounce		3,275	2,329
Copper Spot Price | $ / t		9,607
Silver Spot Price | $ / Ounce		36.06	26.60
Cash flow hedges | Commodity price risk | US$ silver contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		17.00%
Reasonably possible decrease in risk variable percent		17.00%
Increase by 11% (2024: 8%), impact on other comprehensive income		R (334)	R 0
Decrease by 11% (2024: 8%), impact on other comprehensive income		R 313	R 0
Cash flow hedges | Commodity price risk | Rand Gold Derivative Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		11.00%	11.00%
Reasonably possible decrease in risk variable percent		11.00%	11.00%
Increase by 11% (2024: 8%), impact on other comprehensive income		R (4,338)	R (4,489)
Decrease by 11% (2024: 8%), impact on other comprehensive income		R 4,033	R 3,985
Cash flow hedges | Commodity price risk | US$ gold forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		11.00%	11.00%
Reasonably possible decrease in risk variable percent		11.00%	11.00%
Increase by 11% (2024: 8%), impact on other comprehensive income		R (670)	R (735)
Decrease by 11% (2024: 8%), impact on other comprehensive income		R 615	R 651